Segment Reporting - Operating Income (Loss) (Detail) - USD ($)		1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	May 08, 2019	May 08, 2019	Jun. 30, 2020	Jun. 30, 2019	May 08, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Equity income (loss) (note 4 and 13b)			$ 35,343,000	$ (6,284,000)		$ 37,656,000	$ (67,937,000)
Operating Income (Loss)			148,504,000	71,463,000		277,400,000	155,695,000
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)			69,589,000	74,677,000		91,327,000	144,038,000
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)			69,589,000	74,244,000		91,327,000	144,687,000
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)			0	433,000		0	(649,000)
Teekay Tankers [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)			92,986,000	5,051,000		213,112,000	37,148,000
Teekay Parent
Segment Reporting Information [Line Items]
Operating Income (Loss)			(14,071,000)	(8,265,000)		(27,039,000)	(25,491,000)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)			(11,540,000)	(5,987,000)		(23,808,000)	(18,544,000)
Teekay Parent | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)			$ (2,531,000)	$ (2,278,000)		(3,231,000)	(6,947,000)
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity income (loss) (note 4 and 13b)		$ 0			$ 3,100,000
Equity Method Investment, Other than Temporary Impairment						$ 64,900,000	64,900,000
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 8,900,000						$ 8,900,000